Income Taxes Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Internal Revenue Service (IRS) [Member]	Mar. 31, 2014 Other Current Assets [Member] France [Member]	Dec. 31, 2013 Other Current Assets [Member] France [Member]	Dec. 31, 2012 Other Current Assets [Member] France [Member]
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 5.0	$ 2.7
International				2.3	1.5	2.2
Operating Loss Carryforwards			$ 64.5